Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 824,658	$ 648,251
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	648,251
Net income attributable to noncontrolling interest	1,259,808	1,255,623	1,326,977
Other Comprehensive Income Loss Net Of Tax	(543,242)	(60,518)	(6,525)
Noncontrolling interests subject to put provisions ending balance	824,658	648,251
Put provisions exercisable	123,846	119,148
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
contributions to noncontrolling interests	(142,696)	(122,179)	(114,536)
Purchase (sale) of noncontrolling interests	83,252	6,723	134,643
Cash contributions from noncontrolling interests	16,064	17,767	16,565
Changes in fair value of noncontrolling interests	89,767	108,575	(18,880)
Net income attributable to noncontrolling interest	133,593	113,156	94,718
Other Comprehensive Income Loss Net Of Tax	$ (3,573)	$ 949	$ 259	$ 410,491